STOCK OPTIONS (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2018	Mar. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
These options at their respective grant dates were valued using the Black-Scholes option pricing model with the following key assumptions:

	Expected life in	Risk	Dividend	Forfeiture	Expected	Grant date fair
Grant date	years	free rate	rate	rate	volatility	value
February 17, 2015	3.89	1.59%	0%	0%	114%	$136,613
July 1, 2014	3.25	1.59%	0%	0%	114%	$1,259,487
June 20, 2014	3.22	1.59%	0%	0%	114%	$118,957
April 1, 2014	3.01	1.59%	0%	0%	114%	$230,930
November 24, 2015	4.65	1.59%	0%	0%	114%	$694,384
December 14, 2015	4.71	1.59%	0%	0%	114%	$1,260,437
April 21, 2016	6.11	1.59%	0%	0%	114%	$2,582,890
April 26, 2016	5.07	1.59%	0%	0%	114%	$213,750
August 8, 2016	5.36	1.59%	0%	0%	114%	$652,068
February 6, 2017	5.86	1.59%	0%	0%	114%	$245,200
February 13, 2017	5.88	1.59%	0%	0%	114%	$148,750
August 3, 2017	6.35	1.59%	0%	0%	114%	$387,209
September 1, 2017	9.43	1.59%	0%	0%	114%	1,832,304
January 24, 2018	6.82	1.59%	0%	0%	114%	$491,036

Share-based Compensation, Stock Options, Activity [Table Text Block]
	Number of Options	Weighted-Average Exercise Price ($)
Outstanding, March 31, 2017	9,903,650	0.59
Issued	17,855,354	0.155
Exercised	-	-
Expired	-	-
Cancelled	(2,159,126)	0.65
Outstanding, March 31, 2018	25,599,878	0.50

Share-based Compensation, Performance Shares Award Outstanding Activity [Table Text Block]
The following is a summary of stock options outstanding and exercisable as of June 30, 2018:

Exercise Price ($)	Number of Options	Expiry Date	Exercisable Options
0.165	154,134	April 1, 2021	154,134
0.23	94,368	June 20, 2021	94,368
0.23	1,981,728	July 1, 2021	1,981,728
0.23	141,557	February 17, 2022	141,557
1.22	400,000	November 24, 2022	266,667
1.00	1,936,667	December 14, 2022	1,633,333
0.95	111,937	March 28, 2023	111,937
1.05	433,027	March 28, 2023	433,027
1.00	250,000	April 26, 2023	166,667
1.00	250,000	August 8, 2023	250,000
0.70	400,000	February 6, 2024	133,333
0.68	250,000	February 13, 2024	250,000
0.95	31,620	March 3, 2024	31,620
1.05	122,324	March 3, 2024	122,324
0.95	6,324	March 14, 2024	6,324
1.05	24,465	March 14,2024	24,465
0.95	72,727	September 30, 2024	72,727
1.05	281,345	September 30, 2024	281,345
0.95	3,478	June 2, 2025	3,478
1.05	13,456	June 2, 2025	13,456
0.25	66,298	December 30, 2025	66,298
0.95	49,160	December 30, 2025	27,261
0.161	12,215,354	September 1, 2027	2,035,892
0.155	3,365,000	January 24, 2025	-
0.0649	6,000,000	April 19, 2028	6,000,000
0.0462	750,000	June 10, 2025	-
	29,404,696		14,301,941

The following is a summary of stock options outstanding and exercisable as of March 31, 2018:

Exercise Price ($)	Number of Options	Expiry Date	Exercisable Options
0.165	264,230	April 1, 2021	264,230
0.23	97,514	June 20, 2021	97,514
0.23	1,981,728	July 1, 2021	1,981,728
0.23	141,557	February 17, 2022	141,557
1.22	400,000	November 24, 2022	266,667
1.00	1,993,334	December 14, 2022	1,676,667
0.95	111,937	March 28, 2023	111,937
1.05	433,027	March 28, 2023	433,027
1.00	250,000	April 26, 2023	83,333
1.00	750,000	August 8, 2023	250,000
0.70	400,000	February 6, 2024	133,333
0.68	250,000	February 13, 2024	166,667
0.95	31,620	March 3, 2024	31,620
1.05	122,324	March 3, 2024	122,324
0.95	6,324	March 14, 2024	6,324
1.05	24,465	March 14, 2024	24,465
0.95	72,727	September 30, 2024	72,727
1.05	281,345	September 30, 2024	281,345
0.95	3,478	June 2, 2025	3,478
1.05	13,456	June 2, 2025	13,456
0.25	66,298	December 30, 2025	66,298
0.95	49,160	December 30, 2025	27,261
0.21	2,000,000	August 3, 2024	-
0.161	12,215,354	September 1, 2027	2,035,892
0.155	3,640,000	January 24, 2025	-
	25,599,878		8,291,850

Schedule of Share-based Payment Award,Reclassification of Stock Options, Valuation Assumptions [Table Text Block]
As the Company does not have sufficient authorized shares of common stock to cover its options issued, a valuation of these options was done at March 31, 2018 and the resulting liability of $1,451,393 has been recorded in the consolidated balance sheet as shares to be issued, stock options and warrants.

Grant Date	Expected Life	Risk Free rate	Dividend rate	Forfeiture Rate	Expected Volatility	Remeasured Fair Value
February 17, 2015	3.89	1.59%	0%	0%	135%	$7,122
July 1, 2014	3.25	1.59%	0%	0%	135%	$90,472
June 20, 2014	3.22	1.59%	0%	0%	135%	$4,428
April 1, 2014	3.01	1.59%	0%	0%	135%	$12,437
November 24, 2015	4.65	1.59%	0%	0%	135%	$16,327
December 14, 2015	4.71	1.59%	0%	0%	135%	$85,833
April 21, 2016	6.39	1.59%	0%	0%	118%	$53,853
April 26, 2016	5.07	1.59%	0%	0%	114%	$11,430
August 8, 2016	5.36	1.59%	0%	0%	114%	$35,722
February 6, 2017	5.86	1.59%	0%	0%	114%	$16,969
February 13, 2017	5.88	1.59%	0%	0%	114%	$10,703
August 3, 2017	6.35	1.59%	0%	0%	114%	$109,970
September 1, 2017	9.43	1.59%	0%	0%	114%	$782,966
January 24, 2018	6.82	1.59%	0%	0%	114%	$213,161
						1,451,393